Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company and peer group financial performance measures for the fiscal years listed below. Please refer to our CD&A for a complete description of how executive compensation relates to Company performance and how the Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3) (4)	Nucor TSR ($) (5)	Peer Group TSR ($) (5)	Net Income (in millions) ($)	ROE
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	14,945,471	27,574,194	5,332,377	9,450,288	331	342	1,744	8.5%

2024	19,024,088	334,785	7,046,119	1,183,362	233	238	2,027	9.8%

2023	22,500,626	40,100,366	7,436,632	12,599,657	343	282	4,525	23.0%

2022	23,073,171	37,341,765	6,499,047	8,430,764	256	203	7,607	46.9%

2021	11,618,019	52,148,691	5,246,942	23,557,361	218	168	6,827	55.0%
(1)	The principal executive officer, or PEO, for each of the years listed is Leon J. Topalian.
(2)	The dollar amounts shown in these columns reflect CAP computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below.

	2025	2024	2023	2022	2021
PEO	$	$	$	$	$

Total Compensation from Summary Compensation Table	14,945,471	19,024,088	22,500,626	23,073,171	11,618,019

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(10,895,273)	(13,807,054)	(13,953,031)	(13,632,413)	(5,689,943)

Year-end fair value of unvested awards granted in the current year	15,895,075	8,633,098	20,034,869	18,173,840	12,422,466

Year-over-year difference of year-end fair values for unvested awards granted in prior years	5,842,374	(12,189,182)	7,651,801	7,527,586	28,207,308

Fair values at vest date for awards granted and vested in current year	351,538	443,693	688,608	546,000	—

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	1,239,692	(1,995,672)	2,970,935	1,412,224	5,434,578

Dividends or dividend equivalents in the current year prior to vesting	195,317	225,814	206,558	241,357	156,263

Total Adjustments for Equity Awards	12,628,723	(18,689,303)	17,599,740	14,268,594	40,530,672

CAP (as calculated)	27,574,194	334,785	40,100,366	37,341,765	52,148,691

	2025	2024	2023	2022	2021
Average Non-PEO NEOs	$	$	$	$	$

Total Compensation from Summary Compensation Table	5,332,377	7,046,119	7,436,632	6,499,047	5,246,942

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(2,830,861)	(4,313,020)	(4,372,935)	(3,844,616)	(2,431,870)

Year-end fair value of unvested awards granted in the current year	3,981,209	2,794,844	6,034,842	3,238,139	5,092,457

Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,271,118	(4,189,878)	2,449,994	430,648	11,458,211

Fair values at vest date for awards granted and vested in current year	134,631	107,665	214,417	1,194,601	528,952

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	455,145	(391,617)	732,283	834,710	3,512,002

Dividends or dividend equivalents in the current year prior to vesting	106,669	129,249	104,424	78,235	150,667

Total Adjustments for Equity Awards	4,117,911	(5,862,757)	5,163,025	1,931,717	18,310,419

CAP (as calculated)	9,450,288	1,183,362	12,599,657	8,430,764	23,557,361
(3)	Equity valuations assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(4)	Information regarding non-PEO named executive officers, or NEOs, reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2025	2024	2023	2022	2021
Stephen D. Laxton	Stephen D. Laxton	Stephen D. Laxton	James D. Frias	James D. Frias
Daniel R. Needham	Allen C. Behr	Daniel R. Needham	Stephen D. Laxton	Douglas J. Jellison
K. Rex Query	Daniel R. Needham	K. Rex Query	Daniel R. Needham	David A. Sumoski
David A. Sumoski	K. Rex Query	David A. Sumoski	K. Rex Query	D. Chad Utermark
MaryEmily Slate
D. Chad Utermark
(5)	Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 on December 31, 2020, assuming reinvestment of dividends. The peer group TSR represents TSR of the S&P 1500 Steel Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2025.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote
(4)	Information regarding non-PEO named executive officers, or NEOs, reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2025	2024	2023	2022	2021
Stephen D. Laxton	Stephen D. Laxton	Stephen D. Laxton	James D. Frias	James D. Frias
Daniel R. Needham	Allen C. Behr	Daniel R. Needham	Stephen D. Laxton	Douglas J. Jellison
K. Rex Query	Daniel R. Needham	K. Rex Query	Daniel R. Needham	David A. Sumoski
David A. Sumoski	K. Rex Query	David A. Sumoski	K. Rex Query	D. Chad Utermark
MaryEmily Slate
D. Chad Utermark

Peer Group Issuers, Footnote	The peer group TSR represents TSR of the S&P 1500 Steel Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
in the Company’s Annual Report on Form
10-K
	for the fiscal year ended December 31, 2025.
PEO Total Compensation Amount	$ 14,945,471	$ 19,024,088	$ 22,500,626	$ 23,073,171	$ 11,618,019
PEO Actually Paid Compensation Amount	$ 27,574,194	334,785	40,100,366	37,341,765	52,148,691
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts shown in these columns reflect CAP computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below.

	2025	2024	2023	2022	2021
PEO	$	$	$	$	$

Total Compensation from Summary Compensation Table	14,945,471	19,024,088	22,500,626	23,073,171	11,618,019

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(10,895,273)	(13,807,054)	(13,953,031)	(13,632,413)	(5,689,943)

Year-end fair value of unvested awards granted in the current year	15,895,075	8,633,098	20,034,869	18,173,840	12,422,466

Year-over-year difference of year-end fair values for unvested awards granted in prior years	5,842,374	(12,189,182)	7,651,801	7,527,586	28,207,308

Fair values at vest date for awards granted and vested in current year	351,538	443,693	688,608	546,000	—

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	1,239,692	(1,995,672)	2,970,935	1,412,224	5,434,578

Dividends or dividend equivalents in the current year prior to vesting	195,317	225,814	206,558	241,357	156,263

Total Adjustments for Equity Awards	12,628,723	(18,689,303)	17,599,740	14,268,594	40,530,672

CAP (as calculated)	27,574,194	334,785	40,100,366	37,341,765	52,148,691

Non-PEO NEO Average Total Compensation Amount	$ 5,332,377	7,046,119	7,436,632	6,499,047	5,246,942
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,450,288	1,183,362	12,599,657	8,430,764	23,557,361
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts shown in these columns reflect CAP computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below.

	2025	2024	2023	2022	2021
Average Non-PEO NEOs	$	$	$	$	$

Total Compensation from Summary Compensation Table	5,332,377	7,046,119	7,436,632	6,499,047	5,246,942

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(2,830,861)	(4,313,020)	(4,372,935)	(3,844,616)	(2,431,870)

Year-end fair value of unvested awards granted in the current year	3,981,209	2,794,844	6,034,842	3,238,139	5,092,457

Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,271,118	(4,189,878)	2,449,994	430,648	11,458,211

Fair values at vest date for awards granted and vested in current year	134,631	107,665	214,417	1,194,601	528,952

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	455,145	(391,617)	732,283	834,710	3,512,002

Dividends or dividend equivalents in the current year prior to vesting	106,669	129,249	104,424	78,235	150,667

Total Adjustments for Equity Awards	4,117,911	(5,862,757)	5,163,025	1,931,717	18,310,419

CAP (as calculated)	9,450,288	1,183,362	12,599,657	8,430,764	23,557,361

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	In our assessment, the most important financial performance measures used to link CAP to our NEOs in 2025 to our performance were:
•	ROE;

•	ROAIC; and

•	stock price.

Total Shareholder Return Amount	$ 331	233	343	256	218
Peer Group Total Shareholder Return Amount	342	238	282	203	168
Net Income (Loss)	$ 1,744,000,000	$ 2,027,000,000	$ 4,525,000,000	$ 7,607,000,000	$ 6,827,000,000
Company Selected Measure Amount	0.085	0.098	0.23	0.469	0.55
PEO Name	Leon J. Topalian
Measure:: 1
Pay vs Performance Disclosure
Name	ROE
Measure:: 2
Pay vs Performance Disclosure
Name	ROAIC
Measure:: 3
Pay vs Performance Disclosure
Name	stock price
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,628,723	$ (18,689,303)	$ 17,599,740	$ 14,268,594	$ 40,530,672
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,895,273)	(13,807,054)	(13,953,031)	(13,632,413)	(5,689,943)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,895,075	8,633,098	20,034,869	18,173,840	12,422,466
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,842,374	(12,189,182)	7,651,801	7,527,586	28,207,308
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,538	443,693	688,608	546,000	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,239,692	(1,995,672)	2,970,935	1,412,224	5,434,578
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,317	225,814	206,558	241,357	156,263
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,117,911	(5,862,757)	5,163,025	1,931,717	18,310,419
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,830,861)	(4,313,020)	(4,372,935)	(3,844,616)	(2,431,870)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,981,209	2,794,844	6,034,842	3,238,139	5,092,457
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,271,118	(4,189,878)	2,449,994	430,648	11,458,211
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,631	107,665	214,417	1,194,601	528,952
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	455,145	(391,617)	732,283	834,710	3,512,002
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 106,669	$ 129,249	$ 104,424	$ 78,235	$ 150,667